INVESTMENTS - Net working capital (Details) R$ in Thousands	Mar. 31, 2022 BRL (R$)
Disclosure of associates and joint ventures
Legal obligation in investees that have an investment	R$ 0
Madeira Energia S.A.
Disclosure of associates and joint ventures
Net working capital	2,675,148
Norte Energia S.A.
Disclosure of associates and joint ventures
Net working capital	26,956
Teles Pires Participaes S.A.
Disclosure of associates and joint ventures
Net working capital	75,570
Enerpeixe S.A.
Disclosure of associates and joint ventures
Net working capital	R$ 51,523